CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 General and administrative USD ($)	Dec. 31, 2013 General and administrative CNY	Dec. 31, 2012 General and administrative CNY	Dec. 31, 2011 General and administrative CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2013 Parent Company General and administrative CNY	Dec. 31, 2012 Parent Company General and administrative CNY	Dec. 31, 2011 Parent Company General and administrative CNY
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
Share-based compensation	$ 1,633	9,887	8,258	6,483	$ 1,120	6,780	4,176	2,909	$ 1,633	9,887	8,258	6,483	9,887	8,258	6,483